Pensions - Actuarial assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted-average duration of the defined benefit obligation	17.2	17.4
Description of Expected attrition	Expected attrition at 31 December 2017 was 0.2% and 2.2% for employees between 50-59 years and 60-67 years, and 0.4% and 0.1% in 2016.
Employee age group (50-59 years) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected attrition rate of employees	0.20%	0.40%
Employee age group (60-67 years) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected attrition rate of employees	2.20%	0.10%
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.50%	2.75%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.50%	2.50%
Rate of compensation increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.25%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.25%	2.25%
Expected rate of pension increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	1.75%	1.00%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	1.75%	1.75%
Expected increase of social security base amount (G-amount) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.25%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.25%	2.25%